Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' deficit
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	5,000,000	5,000,000	5,000,000
Preferred stock, Issued	10	10	0
Preferred stock, outstanding	10	10	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	395,000,000	50,000,000	50,000,000
Common stock, issued shares	11,174,025	1,987,601	1,991,508
Common stock, outstanding shares	11,174,025	1,987,601	1,991,508